CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Operating costs:
Insurance expense	$ 24,867	$ 95,151
Legal and accounting expenses	174,317	60,546
Franchise tax	(186,364)	75,874
Listing fees		21,250
Bank fees, general and administrative expenses	163	2,004
Total expenses	76,749	406,574
Loss from operations	(76,749)	(406,574)
Other income (expense):
Change in fair value of warrant liability	58,900	447,950
Non-redemption agreement expense		(274,973)
Dividend income on marketable securities held in Trust Account	4,494	559,907
Other income	63,394	732,884
(Loss) income before provision for income taxes	(13,355)	326,310
Provision for income taxes	(88,327)	(64,703)
Net (loss) income	(101,682)	261,607
Nonrelated Party
Operating costs:
Administrative expenses	18,766	106,749
Related Party
Operating costs:
Administrative expenses	$ 45,000	$ 45,000
Class A common stock subject to redemption
Other income (expense):
Weighted average shares outstanding, basic	37,986	3,592,063
Weighted average shares outstanding, diluted	37,986	3,592,063
Basic net (loss) income per share	$ 0.1	$ 0.04
Diluted net (loss) income per share	$ 0.1	$ 0.04
Class A and B Non Redeemable Common Stock
Other income (expense):
Weighted average shares outstanding, basic	5,750,000	5,750,000
Weighted average shares outstanding, diluted	5,750,000	5,750,000
Basic net (loss) income per share	$ (0.02)	$ 0.02
Diluted net (loss) income per share	$ (0.02)	$ 0.02